Allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 0
Cumulative effect due to adoption of new accounting standard	67,153
Current period provision for expected credit losses	50,215
Write-offs charged against the allowance	(13,326)
Allowance for credit losses at end of period	67,153
Cumulative effect due to adoption of new accounting standard
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	30,264
Cumulative effect due to adoption of new accounting standard	$ 30,264	$ 30,300